FAIR VALUE MEASUREMENTS (Details)	Jun. 30, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 207,011,833
U.S. Treasury Securities
Assets:
Marketable securities held in Trust Account	207,011,833
Level 1
Assets:
Cash and marketable securities held in Trust Account	$ 207,011,833